Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Net book value of intangible assets subject to amortization			¥ 78,876,486
Amortizable intangible assets
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	¥ 146,925,649	$ 21,161,695	146,925,649
Acquired game development cost	12,285,000	1,769,408	12,285,000
Less: Accumulated amortization	(85,026,783)	(12,246,404)	(74,875,427)
Impairment provision	(72,398,186)	(10,427,508)	(4,394,381)
Translation difference	¥ (1,785,680)	$ (257,191)	(1,064,355)
Net book value of intangible assets subject to amortization			¥ 78,876,486